Income Taxes (Details) - Schedule of income tax expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Income Tax Expenses Abstract
Current tax expense	¥ 13,169		¥ 66,665	¥ 67,609
Deferred tax expense	27,847		23,909	15,778
Income tax expense	¥ 41,016	$ 5,947	¥ 90,574	¥ 83,387